Accrued liabilities	6 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued liabilities	Accrued liabilitiesAs of September 30, 2022 accrued liabilities primarily comprise of EUR19.3 million of salaries and bonuses to be paid out subsequently (EUR20.2 million as of March 31, 2022), auditors and lawyers fees EUR3.2 million (EUR5.5 million as of March 31, 2022), and interest on external loans EUR3.0 million (EUR1.8 million as of March 31, 2022).